SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE H - SUBSEQUENT EVENTS

Management of the Plan has evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. Other than described below, management of the Plan is not aware of any subsequent events that require recognition or additional disclosure in these financial statements.

The following changes took effect on January 1, 2026:

Fidelity Investments replaced Alight Solutions as the recordkeeper of the Plan. For the Abbott and AbbVie common stock investment options only, Fidelity Management Trust Company replaced The Northern Trust Company as custodian and trustee.

An enrolled Freedom 2 Save participant who makes elective deferrals to the Plan will receive employer matching contributions each payroll period instead of a true-up employer matching contribution shortly after the end of the year. The sum of an enrolled Freedom 2 Save participant’s employer matching contributions and Freedom 2 Save employer contribution will not exceed 5% of the participant’s eligible earnings for the plan year. Additionally, Freedom 2 Save participants will not be required to be actively employed or on a qualifying leave of absence on the last day of the plan year in order to receive the Freedom 2 Save employer contribution.

A participant who has a balance in the AbbVie common stock investment option will have dividends invested across the participant’s investment elections on file for future contributions.

Non-vested portions of employer contributions and earnings thereon are forfeited as of the date the participating employee receives a distribution or, if later, the end of the plan year in which the participating employee has been separated from Abbott for a period of five years.

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE H – SUBSEQUENT EVENTS

Management of the Plan has evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. Other than described below, management of the Plan is not aware of any subsequent events that require recognition or additional disclosure in these financial statements.

The following changes took effect on January 1, 2026:

Fidelity Investments replaced Alight Solutions as the recordkeeper of the Plan. For the Abbott and AbbVie common stock investment options only, Fidelity Management Trust Company replaced The Northern Trust Company as custodian.

A participant who has a balance in the AbbVie common stock investment option will have dividends invested across the participant’s investment elections on file for future contributions.

Non-vested portions of employer contributions and earnings thereon are forfeited as of the date the participating employee receives a distribution or, if later, the end of the plan year in which the participating employee has been separated from Abbott for a period of five years.